Borrowings - Finance Lease Liabilities (Narrative II) (Details Narrative) $ in Thousands						8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Aug. 31, 2023 Capacity	Nov. 09, 2023 Capacity	Dec. 31, 2025 USD ($) Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Jul. 29, 2022 USD ($)
Sale Leaseback Transaction [Line Items]
Vessel year built	2023	2023	2023	2016	2023	2019	2023		2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax	Kamsarmax	containership
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010	81,692	5,300		5,300
Finance lease liabilities								$ 329,860	$ 325,784
Finance Lease, Interest Expense								21,611	28,602	$ 30,313
Payments related to finance lease liabilities								$ 17,307	$ 25,672	$ 26,172
Debt Instrument, Covenant Description								The Company’s credit facilities, bonds and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 143%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities, bonds and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities, bonds and financial liabilities) ranging from less than 0.75 to 0.80; (v) maintain a minimum net worth of $135,000; and (vi) maintain a debt service cover ratio (as defined in the Company’s credit facility) of at least 1.00:1.00.
Debt Instrument, Covenant Compliance								As of December 31, 2025, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities, bonds and certain financial liabilities.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time								6.20%	6.90%	7.20%
Navios Amber [Member]
Sale Leaseback Transaction [Line Items]
Finance lease liabilities								$ 63,413
Increase in finance lease liability								$ 2,404		$ 1,620
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Felicity I [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built								2020
Vessel type								Kamsarmax
Vessel capacity in DWT | Capacity								81,962
Term of Contract								seven-year
Finance lease liabilities								$ 15,520			$ 17,473
Lessee, Finance Lease, Discount Rate								6.00%
Increase in finance lease liability								$ 1,477
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Herakles I [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built								2019
Vessel type								Kamsarmax
Vessel capacity in DWT | Capacity								82,036
Term of Contract								seven-year
Finance lease liabilities								$ 14,004			$ 17,791
Lessee, Finance Lease, Discount Rate								6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions								repayable in four years